The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.9%
Information Technology—0.9%
Infinera Corp. 3.750%, 8/1/28(1)	$ 16,185	$ 20,644
Total Convertible Bonds and Notes (Identified Cost $19,380)		20,644

Corporate Bonds and Notes—9.8%
Consumer Discretionary—0.7%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	12,723	12,738
Mclaren Finance plc 144A 7.500%, 8/1/26(2)	3,566	3,535
		16,273

Consumer Staples—0.1%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	2,819	2,500
Energy—0.3%
California Resources Corp. 144A 7.125%, 2/1/26(2)	4,634	4,630
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(2)	1,435	1,438
		6,068

Financials—4.9%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(2)	21,872	21,826
144A 7.500%, 2/15/32(2)	16,913	18,054
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(2)	6,116	6,173
Frontier Communications Holdings LLC
5.875%, 11/1/29	20,948	20,950
144A 6.000%, 1/15/30(2)	18,772	18,814
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	880	797
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	3,204	3,203
Pactiv Evergreen Group Issuer LLC 144A 4.375%, 10/15/28(2)	19,360	19,784
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	4,088	4,165
		113,766

Industrials—3.7%
Beacon Roofing Supply, Inc.
144A 4.125%, 5/15/29(2)	3,901	3,927
144A 6.500%, 8/1/30(2)	3,937	4,142
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(2)	12,322	12,342
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 14.824%, 4/29/25(2)(3)	27,858	28,694
H&E Equipment Services, Inc. 144A 3.875%, 12/15/28(2)	17,713	17,656
	Par Value	Value

Industrials—continued
Triumph Group, Inc. 144A 9.000%, 3/15/28(2)	$ 18,297	$ 19,235
		85,996

Materials—0.1%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	3,433	3,437
Total Corporate Bonds and Notes (Identified Cost $227,241)		228,040

Leveraged Loans—1.0%
Health Care—0.8%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 7.672%, 5/10/27(3)	18,434	18,357
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 11.299%, 5/13/27(3)	5,246	5,138
Total Leveraged Loans (Identified Cost $23,577)		23,495

	Shares
Common Stocks—54.0%
Communication Services—9.8%
Endeavor Group Holdings, Inc. Class A (4)(5)	4,740,188	143,533
Frontier Communications Parent, Inc.(6)	1,090,583	39,108
Gamehaus Holdings, Inc.(1)(6)	25,058	45
GCI Liberty, Inc. Escrow Share(4)(6)	70,800	9
Interpublic Group of Cos., Inc. (The)	1,091,649	29,649
Liberty Broadband Corp. Class A(6)	195,181	16,591
		228,935

Consumer Discretionary—0.9%
Everi Holdings, Inc.(6)	1,545,060	21,121
Consumer Staples—5.5%
Kellanova(7)	1,558,008	128,520
Energy—14.5%
ChampionX Corp.(7)	3,436,330	102,403
Hess Corp.(7)	1,471,214	234,997
		337,400

Financials—7.8%
Acropolis Infrastructure(4)(6)	315,662	—
Brookline Bancorp, Inc.	139,141	1,517
CI Financial Corp.	1,609,058	34,852
Discover Financial Services	582,907	99,502
First Bancshares, Inc. (The)	468,596	15,843
Moneylion, Inc.(6)	198,093	17,137
ProAssurance Corp.(6)	202,119	4,719
Sandy Spring Bancorp, Inc.	304,815	8,520
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Financials—continued
Zalatoris Acquisition Corp.(4)(6)	252,668	$ —
		182,090

Health Care—2.9%
ABIOMED, Inc.(4)(6)	60,860	110
Amedisys, Inc.(6)	126,447	11,713
Inhibrx, Inc.(6)	198,509	223
Intra-Cellular Therapies, Inc.(6)	412,965	54,478
Patterson Cos., Inc.	11,811	369
		66,893

Industrials—4.9%
AZEK Co., Inc. (The) Class A(6)	689,323	33,701
Beacon Roofing Supply, Inc.(6)	420,267	51,987
H&E Equipment Services, Inc.	304,902	28,902
		114,590

Information Technology—1.3%
Enfusion, Inc. Class A(6)	343,733	3,833
Juniper Networks, Inc.	675,255	24,437
Nokia Oyj Sponsored ADR	184,699	973
		29,243

Materials—6.4%
Berry Global Group, Inc.	915,126	63,885
Pactiv Evergreen, Inc.	1,353,165	24,370
United States Steel Corp.(7)	1,410,620	59,613
		147,868

Total Common Stocks (Identified Cost $1,226,914)		1,256,660

Affiliated Mutual Fund—4.2%
Equity Fund—4.2%
Virtus Westchester Event-Driven Fund Class I(8)(9)(10)	9,005,210	97,616
Total Affiliated Mutual Fund (Identified Cost $94,652)		97,616

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(4)(6)	136,884	61
Health Care—0.0%
Akouos, Inc., 12/31/49(4)(6)	336,679	253
Bristol-Myers Squibb Co., 12/31/35(4)(6)	453,175	453
		706

Total Rights (Identified Cost $—)		767

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	116,254	6
	Shares	Value

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	63,240	$ 2
ECARX Holdings, Inc., 12/21/27(6)	81,099	4
Grove Collaborative Holdings, 06/16/27(6)	78,996	1
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	168,623	1
		8

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	61,000	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	701,329	210
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	183,897	20
Aldel Financial II, Inc., 10/10/29(6)	339,277	102
AltEnergy Acquisition Corp., 11/10/28(6)	62,809	1
Andretti Acquisition Corp. II, 10/24/29(6)	197,279	35
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(6)	60,681	2
Cartesian Growth Corp. II, 07/12/28(6)	69,832	4
Centurion Acquisition Corp., 08/01/29(6)	49,373	7
Corner Growth Acquisition Corp., 12/31/27(4)(6)	62,938	—
EQV Ventures Acquisition Corp., 07/01/31(6)	77,426	28
EVe Mobility Acquisition Corp., 12/31/28(4)(6)	75,122	—
Fact II Acquisition Corp., 12/20/29(6)	200,055	36
Goal Acquisitions Corp., 02/11/26(6)	564,935	6
Graf Global Corp., 08/07/29(6)	94,292	17
Iron Horse Acquisitions Corp., 02/16/29(6)	187,379	5
Israel Acquisitions Corp., 02/28/28(6)	147,685	16
Keen Vision Acquisition Corp., 09/15/28(6)	537,265	17
Launch Two Acquisition Corp., 11/26/29(6)	117,471	25
Newbury Street Acquisition Corp., 12/31/27(6)	31,054	—(11)
Newbury Street II Acquisition Corp., 12/29/29(6)	189,039	42
Plum Acquisition Corp. III, 03/31/28(6)	83,333	14
Pyrophyte Acquisition Corp., 05/03/28(6)	83,773	16
RMG Acquisition Corp. III, 12/31/27(6)	85,180	1
Silverbox Corp. IV, 09/24/29(6)	122,160	43
SIM Acquisition Corp. I, 08/28/29(6)	147,304	19
Slam Corp. Class A, 12/31/27(6)	55,909	8
Spring Valley Acquisition Corp. II, 02/25/26(6)	158,098	18
Target Global Acquisition I Corp., 12/31/27(6)	125,200	3
Voyager Acquisition Corp., 05/16/31(6)	186,903	30
Whole Earth Brands, Inc., 06/25/25(4)(6)	55,224	—
XBP Europe Holdings, Inc., 12/31/27(6)	40,000	1
Zeo Energy Corp., 10/20/26(6)	73,376	4
		730

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	62,781	1
Psyence Biomedical Ltd., 01/25/29(6)	85,245	1
Tevogen Bio Holdings, Inc., 11/04/26(6)	83,731	5
		7

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	58,300	3
Freightos Ltd., 01/23/28(6)	54,429	10
Getaround, Inc., 03/09/26(6)	12,698	—(11)
Volato Group, Inc., 12/03/28(6)	167,228	3
Willow Lane Acquisition Corp., 12/28/29(6)	123,259	26
		42

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	403,622	—(11)

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Information Technology—continued
LeddarTech Holdings, Inc., 09/21/28(6)	155,088	$ 8
Movella Holdings, Inc., 12/31/27(6)	74,121	—(11)
		8

Total Warrants (Identified Cost $2,121)		801

	Shares/Units
Special Purpose Acquisition Companies—19.2%
A SPAC III Acquisition Corp. Class A(6)	187,226	1,883
AA Mission Acquisition Corp. Class A(6)	2,161,028	22,539
Agriculture & Natural Solutions Acquisition Corp.(6)(8)	2,324,110	24,798
Ai Transportation Acquisition Corp.(6)	266,299	2,921
Aifeex Nexus Acquisition Corp.(6)	367,393	3,755
Aifeex Nexus Acquisition Corp.(6)	58,000	582
Aimei Health Technology Co., Ltd.(6)	269,392	59
Aldel Financial II, Inc.(6)	1,124,083	11,353
Andretti Acquisition Corp. II Class A(6)	1,055,904	10,717
Archimedes Tech SPAC Partners II Co.(6)	343,326	3,461
Ares Acquisition Corp. II(6)(8)	3,761,422	41,940
Bayview Acquisition Corp.(6)	233,688	44
Black Hawk Acquisition Corp.(6)	9,878	15
Black Hawk Acquisition Corp. Class A(6)	299,391	3,156
Black Spade Acquisition II Co.(6)	182,398	1,851
Bleichroeder Acquisition Corp. I(6)	1,400,991	14,052
Bukit Jalil Global Acquisition 1 Ltd.(6)	121,363	32
Bukit Jalil Global Acquisition 1 Ltd.(6)	205,161	2,320
Cantor Equity Partners I, Inc. Class A(6)	165,798	1,699
Cartesian Growth Corp. II Class A(6)	110,613	1,313
Cayson Acquisition Corp.(6)	300,817	3,068
Cayson Acquisition Corp.(6)	134,839	19
Centurion Acquisition Corp.(6)	410,196	4,225
Charlton Aria Acquisition Corp. Class A(6)	189,665	1,914
Chenghe Acquisition II Co.(6)	94,814	971
Churchill Capital Corp. IX(6)	203,875	2,194
ClimateRock Class A(6)	140,134	1,684
CO2 Energy Transition Corp.(6)	125,000	1,240
Drugs Made In America Acquisition Corp.(6)	458,571	4,641
Drugs Made In America Acquisition Corp.(6)	979,000	9,810
DT Cloud Acquisition Corp.(6)(8)	446,289	4,775
DT Cloud Acquisition Corp.(6)	366,839	84
DT Cloud Star Acquisition Corp.(6)	350,844	3,596
Dynamix Corp.(6)	172,601	1,717
EQV Ventures Acquisition Corp. Class A(6)	232,280	2,351
ESH Acquisition Corp.(6)	321,082	28
Evergreen Corp. Class A(6)	100,000	1,210
Fact II Acquisition Corp.(6)	821,403	8,247
FG Merger II Corp.(6)	284,441	2,725
Future Vision II Acquisition Corp.(6)	185,418	1,888
Gesher Acquisition Corp. II(6)	198,625	1,992
GigCapital7 Corp. Class A(6)	925,811	9,369
Global Lights Acquisition Corp.(6)	110,848	1,203
Global Lights Acquisition Corp.(6)	140,267	31
GP-Act III Acquisition Corp. Class A(6)	1,135,954	11,734
Graf Global Corp. Class A(6)	188,676	1,930
GSR III Acquisition Corp.(6)	1,267,994	12,731
GSR III Acquisition Corp.(6)	33,476	49
Haymaker Acquisition Corp. 4(6)	1,164,006	12,792
HCM II Acquisition Corp. Class A(6)	644,979	6,821
Horizon Space Acquisition I Corp.(6)(8)	253,150	3,020
Horizon Space Acquisition II Corp.(6)	383,896	3,877
	Shares/Units	Value
IB Acquisition Corp.(6)	344,716	$ 3,551
IB Acquisition Corp.(6)	344,716	21
Iron Horse Acquisitions Corp.(6)	187,379	1,966
Iron Horse Acquisitions Corp.(6)	187,379	56
Jackson Acquisition Co. II(6)	781,676	8,043
K&F Growth Acquisition Corp. II(6)	206,991	2,080
K&F Growth Acquisition Corp. II Class A(6)	1,383,000	13,775
Keen Vision Acquisition Corp.(6)	70,000	787
Launch Two Acquisition Corp. Class A(6)	699,102	7,075
Legato Merger Corp. III(6)	358,094	3,756
Live Oak Acquisition Corp. V(6)	179,776	1,812
Maywood Acquisition Corp. Class A(6)	407,052	4,038
Melar Acquisition Corp. I Class A(6)	497,491	5,089
Mountain Lake Acquisition Corp.(6)	712,783	7,363
Mountain Lake Acquisition Corp. Class A(6)	284,441	2,859
Nabors Energy Transition Corp. II Class A(6)	691,444	7,571
Newbury Street II Acquisition Corp. Class A(6)	495,212	4,987
NewHold Investment Corp. III(6)	173,451	1,750
Patria Latin American Opportunity Acquisition Corp.(6)	442,691	5,246
Plum Acquisition Corp. IV(6)	758,493	7,615
Pyrophyte Acquisition Corp. Class A(6)	550,963	6,479
Quetta Acquisition Corp.(6)	33,204	53
RF Acquisition Corp. II(6)	246,701	2,566
Rigel Resource Acquisition Corp. Class A(6)	712,000	8,202
Rising Dragon Acquisition Corp.(6)	350,634	3,573
Roman DBDR Acquisition Corp. II(6)	247,277	2,596
Silverbox Corp. IV Class A(6)	366,482	3,730
SIM Acquisition Corp. I Class A(6)	995,487	10,204
SK Growth Opportunities Corp. Class A(6)	317,777	3,715
Spark I Acquisition Corp.(6)	381,965	4,129
Spring Valley Acquisition Corp. II(6)	316,196	33
Stellar V Capital Corp.(6)	165,716	1,677
Tavia Acquisition Corp.(6)	261,816	2,642
Tavia Acquisition Corp.(6)	363,217	3,690
TLGY Acquisition Corp. Class A(6)	222,534	2,677
UY Scuti Acquisition Corp.(6)	82,843	833
Vine Hill Capital Investment Corp. Class A(6)	981,683	9,994
Voyager Acquisition Corp.(6)	1,150,649	11,714
Willow Lane Acquisition Corp. Class A(6)	354,936	3,564
YHN Acquisition I Ltd.(6)	361,692	3,693
Zalatoris II Acquisition Corp.(6)	39,608	430
Total Special Purpose Acquisition Companies (Identified Cost $432,804)		446,060

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $2,805)		1,524

Escrow Notes—1.7%
Financials—1.7%
Altaba, Inc. Escrow(6)	25,792,925	39,334

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Financials—continued
Pershing Square Escrow(4)(6)	547,537	$ —
		39,334

Total Escrow Notes (Identified Cost $14,903)		39,334

Total Long-Term Investments—90.9% (Identified Cost $2,044,397)		2,114,941

Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.182%)(9)	97,684,981	97,685
Total Short-Term Investment (Identified Cost $97,685)		97,685

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(9)(12)	396,675	397
Total Securities Lending Collateral (Identified Cost $397)		397

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.1% (Identified Cost $2,142,479)		2,213,023

Securities Sold Short—(0.3)%

Common Stocks—(0.3)%
Communication Services—(0.1)%
Omnicom Group, Inc.	(30,399)	(2,520)
Financials—(0.2)%
Berkshire Hills Bancorp, Inc.	(58,438)	(1,525)
Capital One Financial Corp.	(14,546)	(2,608)
		(4,133)

Information Technology—(0.0)%
Gen Digital, Inc.	(4,952)	(131)
Materials—(0.0)%
James Hardie Industries plc Sponsored ADR(6)	(26,735)	(630)
Total Securities Sold Short (Identified Proceeds $(7,405))		(7,414)

Value

Written Options—(0.3)%
(See open written options schedule)
Total Written Options (Premiums Received $6,288)	$ (5,887)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—94.5% (Identified Cost $2,128,786)	$2,199,722
Other assets and liabilities, net—5.5%	127,720
NET ASSETS—100.0%	$2,327,442

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $207,090 or 8.9% of net assets.
(3)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Delisted security. As of March 31, 2025, the common stock is classified as a Level 3 investment due to the absence of observable market inputs and had a cost of $129,652 and its market value represents 6.2% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.
(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $251,553.
(8)	Affiliated investment.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
(10)	The Merger Fund does not invest in the underlying funds for the purpose of exercising management or control: however, investments made by the Fund within each of its principal investment strategies may present a significant portion of an underlying fund’s net assets.
(11)	Amount is less than $500 (not in thousands).
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar
Country Weightings†
United States	76%
Cayman Islands	20
Canada	3
Luxembourg	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2025.

Open purchased options contracts as of March 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
Amcor plc	4,438	$5,326	$12.00	04/17/25	$33
Put Options(2)
Clearwater Analytics Holdings, Inc.	662	1,655	25.00	04/17/25	24
Comcast Corp.	3,042	9,126	30.00	04/17/25	41
SPDR S&P 500® ETF Trust	2,184	120,120	550.00	04/17/25	1,426
					1,491
Total Purchased Options					$1,524
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of March 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Clearwater Analytics Holdings, Inc.	(609)	$(1,827)	$30.00	04/17/25	$(6)
SPDR S&P 500® ETF Trust	(1,092)	(63,336)	580.00	04/17/25	(177)
United States Steel Corp.	(843)	(3,119)	37.00	04/17/25	(573)
United States Steel Corp.	(739)	(2,956)	40.00	04/17/25	(344)
United States Steel Corp.	(1,479)	(5,620)	38.00	04/17/25	(843)
United States Steel Corp.	(1,126)	(4,391)	39.00	04/17/25	(537)
United States Steel Corp.	(1,071)	(4,284)	40.00	05/16/25	(662)
United States Steel Corp.	(3,262)	(12,070)	37.00	05/16/25	(2,528)
					(5,670)
Put Option(2)
SPDR S&P 500® ETF Trust	(1,398)	(72,696)	520.00	04/17/25	(217)
Total Written Options					$(5,887)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	39,669	USD	49,501	GS	04/24/25	$1,739	$—
GBP	2,829	USD	3,516	JPM	04/24/25	138	—
GBP	330	USD	425	GS	06/26/25	1	—
JPY	6,455,807	USD	43,062	GS	04/24/25	96	—
USD	29,659	GBP	22,947	GS	04/17/25	18	—
USD	31,787	GBP	24,595	JPM	04/17/25	17	—
USD	10,214	EUR	9,679	GS	04/24/25	—	(265)
USD	50,281	GBP	39,669	GS	04/24/25	—	(959)
USD	3,589	GBP	2,829	JPM	04/24/25	—	(65)
USD	42,658	JPY	6,455,807	GS	04/24/25	—	(499)
USD	36,398	CAD	51,490	JPM	05/30/25	509	—
USD	1,933	GBP	1,499	GS	06/26/25	—	(3)
USD	5,867	GBP	4,544	GS	07/15/25	—	(3)
USD	3,079	JPY	475,956	GS	07/16/25	—	(132)
Total						$2,518	$(1,926)

Over-the-counter total return swaps outstanding as of March 31, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BBGI Global Infrastructure S.A.	Pay	5.180% (0.850% + OBFR)	1 Month	GS	04/09/26	$5,687	$36	$36	$—
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/26	—(5)	362	362	—
Brookfield Property Preferred LP	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	03/06/26	834	(89)	—	(89)
Covestro AG	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/31/25	9,496	507	507	—
Fujitsu General Ltd.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/19/26	2,973	157	157	—
Hargreaves Lansdown plc	Pay	5.330% (1.000% + OBFR)	1 Month	GS	10/15/25	29,823	(231)	—	(231)
Hargreaves Lansdown plc	Pay	4.849% (0.519% + OBFR)	3 Month	JPM	04/07/26	30,812	897	897	—
Hess Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/10/26	29,663	4,471	4,471	—
Spirent Communications plc	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/24/25	1,347	82	82	—
							6,192	6,512	(320)
Short Total Return Swap Contracts
Amcor plc	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/23/25	(60,531)	4,373	4,373	—
Amcor plc	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/17/26	(8,099)	(6)	—	(6)
Atlantic Union Bankshares Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/25/25	(10,048)	1,519	1,519	—
Capital One Financial Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(105,768)	6,123	6,123	—
Capital One Financial Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/27/26	(3,589)	(23)	—	(23)
Charter Communications, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/03/26	(16,806)	(132)	—	(132)
Chevron Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(6,025)	(506)	—	(506)
Chevron Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(254,640)	(27,393)	—	(27,393)
Gen Digital, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	04/21/26	(550)	25	25	—
Herc Holdings, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/24/26	(5,518)	704	704	—
Herc Holdings, Inc.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/07/26	(431)	(15)	—	(15)
James Hardie Industries plc	Receive	3.680% ((0.650)% + OBFR)	3 Month	JPM	05/01/26	(16,339)	(26)	—	(26)
Nokia Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/19/25	(5,907)	(524)	—	(524)
Omnicom Group	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(29,206)	410	410	—
Renasant Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(16,996)	1,119	1,119	—
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2025 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Schlumberger Ltd.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	06/04/25	$(112,300)	$6,159	$6,159	$—
							(8,193)	20,432	(28,625)
Total							$(2,001)	$26,944	$(28,945)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$20,644	$—	$20,644	$—
Corporate Bonds and Notes	228,040	—	228,040	—
Leveraged Loans	23,495	—	23,495	—
Equity Securities:
Common Stocks	1,256,660	1,112,785	223	143,652(1)
Rights	767	—	—	767
Warrants	801	800	1	—(1)
Special Purpose Acquisition Companies	446,060	426,147	19,913	—
Escrow Notes	39,334	—	39,334	—(1)
Affiliated Mutual Fund	97,616	97,616	—	—
Money Market Mutual Fund	97,685	97,685	—	—
Securities Lending Collateral	397	397	—	—
Other Financial Instruments:
Purchased Options	1,524	1,449	75	—
Forward Foreign Currency Exchange Contracts*	2,518	—	2,518	—
Over-the-Counter Total Return Swaps*	26,944	—	26,582	362
Total Assets	2,242,485	1,736,879	360,825	144,781
Liabilities:
Securities Sold Short:
Common Stocks	(7,414)	(7,414)	—	—
Other Financial Instruments:
Written Options	(5,887)	(5,219)	(668)	—
Forward Foreign Currency Exchange Contracts*	(1,926)	—	(1,926)	—
Over-the-Counter Total Return Swaps*	(28,945)	—	(28,945)	—
Total Liabilities	(44,172)	(12,633)	(31,539)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,198,313	$1,724,246	$329,286	$144,781

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $143,533 was transferred from Level 1 to Level 3 due to market delisting at period end.
Securities held by the Fund with an end of period value of $9 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$ 1,251	$ 122(a)	$ 767	$ —(a)	$ —(a)	$ 362
Net change in unrealized appreciation (depreciation)(b)	(4,124)	(4,124)	—	—	—	—
Purchases	15,964	15,964	—	—	—	—
Transfers into Level 3(c)	131,690	131,690	—	—	—	—
Balance as of March 31, 2025	$ 144,781	$ 143,652(a)	$ 767	$ —(a)	$ —(a)	$ 362
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2025, was $(4,139).
(c) Transfers into and/or from represent the ending value as of March 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

THE MERGER FUND®
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.